Debt (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 27, 2016	Apr. 18, 2016	Apr. 04, 2016	Dec. 31, 2015	Nov. 18, 2015	Sep. 08, 2015	Apr. 02, 2015	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2016	May 06, 2016
Debt principal amount				$ 17,814										$ 7,421	$ 17,814
Payment of debt												$ 5,043	$ 5,071
Gain on extinguishment of debt											$ (417)		$ (661)	(661)	$ 2,171
Warrant exercise price per share										$ 6.60		$ 6.60
Fair value of warrants
Number of shares issued				907,187						3,022,073		3,022,073		2,280,407	907,187
Debt beneficial conversion feature														$ 1,138
Derivative liability				$ 598										528	$ 598
September 2015 Offering [Member]
Fair value of warrants									$ 9,500						$ 9,500
September 2015 Offering [Member] | Series C Warrants [Member]
Warrant exercise price per share				$ 18.00											$ 18.00
Hercules Term Loan [Member]
Debt principal amount				$ 763						$ 2,377		$ 2,377		$ 7,421	$ 763
Percentage of loan bear interest rate								10.95%		12.45%		12.45%
Term loan, payment terms												Principal payments commenced August 1, 2015 and are currently being made in equal monthly installments of approximately $500,000, with the remainder due at maturity.		Principal payments commenced August 1, 2015 and are currently being made in equal monthly installments of approximately $500,000, with the remainder due at maturity.
Debt instrument, periodic payment, principal												$ 500		$ 500
Hercules Term Loan [Member] | Prime Rate [Member]
Percentage of loan bear interest rate								7.70%		9.20%		9.20%		12.50%
Hercules Term Loan [Member] | Closing Date [Member]
Term loan fee amount										$ 200		$ 200		$ 200
Final payment fee for debt										$ 1,700		$ 1,700		$ 1,700
Percentage of loan bear interest rate										11.95%		11.95%		12.70%
Riverside Merchant Partners, LLC [Member]
Debt principal amount										$ 3,000		$ 3,000		$ 3,000
Subordinated convertible promissory notes										$ 3,000		$ 3,000		3,000
Magna Note [Member]
Debt principal amount				17,051											17,051
Magna Note [Member] | Series B Warrants [Member]
Debt principal amount					$ 1,100
Payment of debt					$ 1,300
Magna Note [Member] | Series C Warrants [Member]
Debt principal amount				311											311
Payment of debt				368
Magna Note [Member] | Initial Convertible Note [Member]
Debt principal amount				202											202
Gain on extinguishment of debt															$ 79
Debt instrument converted shares															2,072
Magna August Note [Member]
Debt principal amount				763											$ 763
Riverside Debt [Member]
Number of shares issued																	11,667
Derivative liability																	$ 199
First Amendment to Loan and Security Agreement [Member] | Hercules Term Loan [Member]
Debt principal amount						$ 1,000								3,500
Debt principal balance						$ 2,500
Debt instrument, covenant description						The Amendment modified the liquidity covenant to reduce the required minimum cash and cash equivalents balance by $500,000 for every $1.0 million in principal paid, up to a minimum of $2.5 million. Once the Hercules Term Loan principal balance is below $2.5 million the Company is only required to maintain a cash and cash equivalents balance equal to the outstanding principal balance on the Hercules Term loan. The minimum cash and cash equivalents balance required to maintain compliance with the minimum liquidity covenant as of September 30, 2017, was $2.5 million.
First Amendment to Loan and Security Agreement [Member] | Hercules Term Loan [Member] | Minimum [Member]
Debt principal amount						$ 500
Term loan fee amount						1,500
Debt principal balance						2,500
Amendment and Exchange Agreement [Member] | Magna Note [Member]
Warrant to purchase shares of common stock							3,161
Warrant exercise price per share							$ 837
Amendment and Exchange Agreement [Member] | Magna Note [Member] | Senior Convertible Debt One [Member]
Debt maturity date							Jun. 30, 2016
Amendment and Exchange Agreement [Member] | Magna Note [Member] | Senior Convertible Debt Two [Member]
Debt maturity date							Aug. 31, 2016
Settlement and Waiver Agreement [Member] | Magna Note [Member] | September 2015 Offering [Member]
Debt principal amount						1,400
Payment of debt						2,500
Debt instrument, periodic payment, principal						$ 797
Settlement Agreement [Member] | Magna Note [Member]
Gain on extinguishment of debt															2,200
Debt conversion original debt amount															3,500
Securities Purchase Agreement [Member] | Magna Note [Member]
Debt principal amount				$ 763										$ 763	$ 763	$ 888
Debt maturity date														Aug. 11, 2016
Percentage of loan bear interest rate														6.00%
Hercules and Riverside Debt Assignment [Member] | Riverside Merchant Partners, LLC [Member]
Debt principal amount		$ 1,000	$ 1,000
Debt additional principal	$ 1,000	1,000	2,000
Exchange Agreement [Member]
Debt maturity date												Apr. 03, 2018		Apr. 03, 2018
Percentage of loan bear interest rate										6.00%		6.00%		6.00%
Debt principal balance										$ 300		$ 300		$ 300
Debt instrument conversion price										$ 16.08		$ 16.08		$ 16.08
Exchange Agreement [Member] | Hercules Term Loan [Member]
Fair value of warrants	107
Debt beneficial conversion feature	268
Financing costs	267
Debt conversion original debt amount	244
Exchange Agreement [Member] | Riverside Debt [Member]
Debt principal amount			1,000
Subordinated convertible promissory notes			1,000
Debt additional principal			$ 1,000
Debt instrument conversion price			$ 17.16
Common stock closing price per share			$ 19.56
Debt instrument premium amount			$ 245
Fair value of warrants			$ 106
Exchange Agreement [Member] | Riverside Debt [Member] | Warrant [Member]
Warrant to purchase shares of common stock			8,333
Warrant exercise price per share			$ 19.44
Exchange Agreement [Member] | Riverside Debt [Member] | Hercules Term Loan [Member]
Debt principal amount	1,000	1,000
Debt additional principal	$ 1,000	$ 1,000
Warrant to purchase shares of common stock	8,333
Warrant exercise price per share	$ 19.92
Common stock closing price per share	$ 19.92	$ 24.24
Debt instrument premium amount	$ 268
Fair value of warrants		$ 107
Debt beneficial conversion feature		$ 413
Exchange Agreement [Member] | Hercules and Riverside Debt Assignment [Member]
Debt principal amount			$ 2,000
Debt additional principal			$ 2,000
Warrant to purchase shares of common stock			8,333
Number of shares issued			12,500
Number of shares reduced			11,667
Exchange Agreement [Member] | First, Second and Third Exchange Note [Member]
Payment of debt												$ 840
Debt principal balance																$ 840
Debt instrument converted shares												145,227		145,227
Hercules Technology Capital, Inc. [Member] | Loan and Security Agreement [Member]
Debt principal amount								$ 20,000
Debt maturity date								Jan. 01, 2018
Hercules Term Loan [Member] | Riverside Merchant Partners, LLC [Member]
Debt principal amount										$ 3,000		$ 3,000		$ 3,000